DEFERRED CHARGES	12 Months Ended
Dec. 31, 2011
Deferred Charges [Abstract]
DEFERRED CHARGES	7. DEFERRED CHARGES
(in thousands of $)	2011	2010
Debt arrangement fees	1,006	1,006
Accumulated amortization	(936)	(914)
	70	92